Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 1.2%
Vonage Holdings Corp.(a)	1,258,800	12,122,244
Media 1.5%
Nexstar Media Group, Inc., Class A	175,000	14,579,250
Total Communication Services		26,701,494
Consumer Discretionary 7.5%
Auto Components 1.2%
Visteon Corp.(a)	164,400	11,836,800
Hotels, Restaurants & Leisure 2.1%
Dine Brands Global, Inc.	187,000	8,487,930
Marriott Vacations Worldwide Corp.	79,100	7,105,553
Papa John’s International, Inc.	75,000	5,841,750
Total		21,435,233
Household Durables 2.8%
KB Home	413,500	13,678,580
TopBuild Corp.(a)	121,500	13,934,835
Total		27,613,415
Specialty Retail 1.4%
Children’s Place, Inc. (The)	117,800	4,905,192
Genesco, Inc.(a)	243,693	4,505,883
Sally Beauty Holdings, Inc.(a)	345,694	4,507,850
Total		13,918,925
Total Consumer Discretionary		74,804,373
Consumer Staples 3.9%
Food & Staples Retailing 1.7%
BJ’s Wholesale Club Holdings, Inc.(a)	460,000	16,560,000
Food Products 1.3%
TreeHouse Foods, Inc.(a)	248,000	13,072,080
Personal Products 0.9%
BellRing Brands, Inc., Class A(a)	462,000	9,276,960
Total Consumer Staples		38,909,040
Energy 3.3%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.	1,360,000	5,018,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.8%
Cimarex Energy Co.	280,000	7,358,400
Delek U.S. Holdings, Inc.	324,083	6,374,713
Scorpio Tankers, Inc.	350,830	6,223,724
WPX Energy, Inc.(a)	1,435,000	8,136,450
Total		28,093,287
Total Energy		33,111,687
Financials 25.3%
Banks 16.1%
Ameris Bancorp	356,128	8,628,981
Atlantic Union Bankshares Corp.	569,754	13,189,805
Bancorp, Inc. (The)(a)	700,000	6,160,000
Cathay General Bancorp	424,147	11,532,557
Community Bank System, Inc.	275,600	16,376,152
Hancock Whitney Corp.	291,000	6,291,420
Heritage Commerce Corp.	587,847	4,779,196
Heritage Financial Corp.	376,168	7,147,192
Independent Bank Corp.	211,104	14,665,395
OceanFirst Financial Corp.	382,800	6,392,760
Pacific Premier Bancorp, Inc.	459,400	9,932,228
Renasant Corp.	432,062	10,421,335
Sandy Spring Bancorp, Inc.	457,422	11,092,484
TCF Financial Corp.	504,110	14,578,861
Triumph Bancorp, Inc.(a)	244,000	5,990,200
UMB Financial Corp.	236,291	12,117,003
Total		159,295,569
Capital Markets 2.2%
Focus Financial Partners, Inc., Class A(a)	112,000	3,118,080
Houlihan Lokey, Inc.	304,481	18,415,011
Total		21,533,091
Consumer Finance 0.6%
SLM Corp.	796,300	6,035,954
Insurance 2.0%
AMERISAFE, Inc.	207,200	12,717,936
Argo Group International Holdings Ltd.	228,075	6,999,622
Total		19,717,558
Columbia Small Cap Value Fund II | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Blackstone Mortgage Trust, Inc.	230,000	5,425,700
Starwood Property Trust, Inc.	350,000	4,641,000
Total		10,066,700
Thrifts & Mortgage Finance 3.4%
Axos Financial, Inc.(a)	399,172	8,701,950
MGIC Investment Corp.	1,270,000	10,426,700
Radian Group, Inc.	268,000	4,255,840
WSFS Financial Corp.	380,068	10,516,481
Total		33,900,971
Total Financials		250,549,843
Health Care 7.3%
Biotechnology 1.3%
Arena Pharmaceuticals, Inc.(a)	63,200	3,777,464
Immunomedics, Inc.(a)	266,000	8,934,940
Total		12,712,404
Health Care Equipment & Supplies 0.9%
Merit Medical Systems, Inc.(a)	194,000	8,728,060
Health Care Providers & Services 2.7%
LHC Group, Inc.(a)	102,500	16,657,275
R1 RCM, Inc.(a)	1,005,600	10,669,416
Total		27,326,691
Life Sciences Tools & Services 1.3%
Syneos Health, Inc.(a)	212,000	12,929,880
Pharmaceuticals 1.1%
Horizon Therapeutics PLC(a)	210,700	10,688,811
Total Health Care		72,385,846
Industrials 11.9%
Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.(a)	295,000	6,354,300
Airlines 0.9%
Skywest, Inc.	279,000	8,947,530
Building Products 0.8%
Masonite International Corp.(a)	119,000	7,899,220
Construction & Engineering 1.0%
MasTec, Inc.(a)	260,000	10,179,000
Electrical Equipment 2.0%
Common Stocks (continued)
Issuer	Shares	Value ($)
Bloom Energy Corp., Class A(a)	980,000	7,869,400
Sunrun, Inc.(a)	743,000	12,408,100
Total		20,277,500
Machinery 1.5%
Evoqua Water Technologies Corp.(a)	801,177	15,070,139
Professional Services 2.9%
ICF International, Inc.	195,000	12,788,100
Kforce, Inc.	326,627	9,864,136
Korn/Ferry International	202,420	6,125,229
Total		28,777,465
Road & Rail 0.7%
Werner Enterprises, Inc.	139,900	6,466,178
Trading Companies & Distributors 1.5%
NOW, Inc.(a)	758,744	5,652,643
Triton International Ltd.	285,187	8,698,203
Total		14,350,846
Total Industrials		118,322,178
Information Technology 16.7%
Communications Equipment 2.7%
Ciena Corp.(a)	173,500	9,587,610
Harmonic, Inc.(a)	660,000	3,557,400
Lumentum Holdings, Inc.(a)	77,000	5,645,640
Viavi Solutions, Inc.(a)	735,440	8,523,749
Total		27,314,399
Electronic Equipment, Instruments & Components 1.4%
SYNNEX Corp.	127,000	13,544,550
IT Services 2.6%
KBR, Inc.	525,000	12,311,250
Science Applications International Corp.	152,017	13,383,577
Total		25,694,827
Semiconductors & Semiconductor Equipment 6.4%
Cohu, Inc.	590,000	8,885,400
Diodes, Inc.(a)	150,000	7,296,000
Entegris, Inc.	102,500	6,137,700
Kulicke & Soffa Industries, Inc.	376,054	8,408,567
MACOM Technology Solutions Holdings, Inc.(a)	360,106	11,433,366
Photronics, Inc.(a)	673,402	8,074,090

2	Columbia Small Cap Value Fund II | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	89,000	5,671,080
Ultra Clean Holdings, Inc.(a)	350,700	7,270,011
Total		63,176,214
Software 3.6%
Avaya Holdings Corp.(a)	888,200	12,967,720
Cerence, Inc.(a)	242,000	7,238,220
Medallia, Inc.(a)	160,000	4,524,800
Verint Systems, Inc.(a)	230,000	10,665,100
Total		35,395,840
Total Information Technology		165,125,830
Materials 5.5%
Chemicals 1.2%
Livent Corp.(a)	650,000	4,381,000
Orion Engineered Carbons SA	646,200	7,146,972
Total		11,527,972
Construction Materials 1.0%
Summit Materials, Inc., Class A(a)	649,000	9,858,310
Metals & Mining 2.3%
Carpenter Technology Corp.	280,802	6,562,343
Cleveland-Cliffs, Inc.	1,025,875	5,355,067
Materion Corp.	204,122	10,716,405
Total		22,633,815
Paper & Forest Products 1.0%
Boise Cascade Co.	301,200	10,249,836
Total Materials		54,269,933
Real Estate 8.1%
Equity Real Estate Investment Trusts (REITS) 8.1%
American Assets Trust, Inc.	317,500	8,308,975
First Industrial Realty Trust, Inc.	464,100	17,580,108
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	229,700	6,663,597
Hudson Pacific Properties, Inc.	260,000	6,284,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Real Estate Trust	112,300	7,962,070
Mack-Cali Realty Corp.	653,400	9,938,214
PS Business Parks, Inc.	90,000	12,027,600
Sabra Health Care REIT, Inc.	394,100	5,304,586
Sunstone Hotel Investors, Inc.	668,700	5,917,995
Total		79,987,345
Total Real Estate		79,987,345
Utilities 5.8%
Electric Utilities 2.1%
PNM Resources, Inc.	243,184	9,926,771
Portland General Electric Co.	238,116	11,217,645
Total		21,144,416
Gas Utilities 3.7%
New Jersey Resources Corp.	275,600	9,679,072
ONE Gas, Inc.	140,275	11,778,892
South Jersey Industries, Inc.	331,220	9,393,399
Southwest Gas Holdings, Inc.	75,411	5,727,465
Total		36,578,828
Total Utilities		57,723,244
Total Common Stocks (Cost $876,247,378)		971,890,813

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	20,054,679	20,056,685
Total Money Market Funds (Cost $20,048,963)		20,056,685
Total Investments in Securities (Cost: $896,296,341)		991,947,498
Other Assets & Liabilities, Net		2,269
Net Assets		991,949,767

Columbia Small Cap Value Fund II | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	22,340,097	75,444,856	(77,735,868)	7,600	20,056,685	(6,639)	61,679	20,054,679
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | Quarterly Report 2020